Segment reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of Operating Results Based on Segments

	For the six months ended June 30, 2022
	Betway € ‘000s (Unaudited)	Spin € ‘000s (Unaudited)	Other 2 € ‘000s (Unaudited)	Total € ‘000s (Unaudited)
Revenue	365,675	289,620	—	655,295
Direct and marketing expenses	(301,322)	(165,588)	493	(466,417)
General and Administration Expenses	(35,462)	(32,180)	(4,813)	(72,455)
Other Operating Income	3,644	1,311	338	5,293
Transaction fees	(825)	—	(20,786)	(21,611)
Depreciation and amortization expense	(10,528)	(16,558)	(4,083)	(31,169)

Profit/(loss) from operations	21,182	76,605	(28,851)	68,936

Adjusted EBITDA 1	32,535	93,163	(606)	125,092

	For the six months ended June 30, 2021
	Betway € ‘000s (Unaudited)	Spin € ‘000s (Unaudited)	Other 2 € ‘000s (Unaudited)	Total € ‘000s (Unaudited)
Revenue	342,500	324,510	—	667,010
Direct and marketing expenses	(251,449)	(190,738)	(5,875)	(448,062)
General and Administration Expenses	(43,704)	(43,689)	8,333	(79,060)
Other Operating Income	158	4,839	—	4,997
Depreciation and amortization expense	(23,970)	(17,475)	(536)	(41,981)

Profit from operations	23,535	77,447	1,922	102,904

Adjusted EBITDA 1	47,504	94,923	2,458	144,885

1
Adjusted EBITDA is a
non-GAAP
measure in the above segment note and is defined as profit for the period before depreciation, amortization, impairment, finance income, finance expense, gain on bargain purchase, transaction fees, gain on derivative contracts, share based payment expense, foreign exchange on revaluation of warrants and earnouts, change in fair value of warrant and earnout liabilities, RSU expense and tax expense/credit.

2
€0.6 million (2021: (€2.5 million)) disclosed as “Other Adjusted EBITDA” comprises employment, legal, accounting, and other central administrative costs incurred by the Group and its back office outsourcing subsidiaries.

	2021 Betway	2021 Spin	2021 Other 2	2021 Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Revenue	687,752	632,906	—	1,320,658
Direct and marketing expenses	(511,708)	(381,223)	(3,563)	(896,494)
Other operating income	5,090	587	2,365	8,042
General and administrative expenses	(71,550)	(57,678)	(20,631)	(149,859)
Depreciation and amortization expense	(49,528)	(33,107)	(925)	(83,560)

Profit from operations	60,056	161,485	(22,754)	198,787

Adjusted EBITDA 1	109,584	194,592	(14,722)	289,454

	2020 Betway	2020 Spin	2020 Other 2	2020 Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s

Revenue	394,525	513,494	—	908,019
Direct and marketing expenses	(310,547)	(302,058)	(84)	(612,689)
General and administrative expenses	(38,984)	(71,082)	(4,472)	(114,538)
Depreciation and amortization expense	(24,602)	(30,804)	(1)	(55,407)

Profit from operations	20,392	109,550	(4,557)	125,385

Adjusted EBITDA 1	44,993	140,354	(4,555)	180,792

	2019 Betway	2019 Spin	2019 Other 2	2019 Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Revenue	346,015	130,025	—	476,040
Direct and marketing expenses	(346,959)	(84,025)	—	(430,984)
General and administrative expenses	(45,783)	(24,184)	—	(69,967)
Depreciation and amortization expense	(19,772)	(10,689)	—	(30,460)

Profit from operations	(66,499)	11,127	—	(55,371)

Adjusted EBITDA 1	(46,727)	21,816	—	(24,911)

1
Adjusted EBITDA is a
non-GAAP
measure in the above segment note and is defined as profit for the period before depreciation, amortization, impairment, financial income, financial expense, gain on bargain purchase, gain on derivative contracts, listing transaction costs and tax expense/credit.

2	€ 20.6 million (2020: € 4.5 million) (2019: Nil) disclosed as “Other” comprises employment, legal, accounting and other central administrative costs incurred at a SGHC Limited level.

Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization	The reconciliation of
non-GAAP
information on reportable segments to amounts reported in the financial statements:

	For the six months ended June 30
	2022 (Unaudited)	2021 (Unaudited)
	€ ‘000s	€ ‘000s
Profit for the period	135,337	102,487
Income tax expense	14,582	6,011
Finance income	(665)	(688)
Finance expense	663	5,755
Depreciation and amortization expense	31,169	41,981

EBITDA	181,086	155,546
Transaction fees	21,611	—
Gain on derivative contracts	(1,712)	—
Gain on bargain purchase	—	(10,661)
Share based payment expense	126,252	—
Foreign exchange on revaluation of warrants and earnouts	24,029	—
Change in fair value of warrant liability	(34,614)	—
Change in fair value of earnout liability	(194,936)	—
RSU expense	3,376	—

Adjusted EBITDA	125,092	144,885

The reconciliation of
non-GAAP
information on reportable segments to amounts reported in the financial statements:

	2021	2020	2019
	€ ‘000s	€ ‘000s	€ ‘000s
Profit for the year	235,878	149,217	(17,948)
Income tax expense	(9,970)	429	333
Finance income	(1,312)	(257)	(158)
Finance expense	6,370	10,991	7,733
Depreciation and amortization expense	83,560	55,407	30,460

EBITDA	314,526	215,787	20,420
Transaction costs	7,107	—	—
Gain on derivative contracts	(15,830)	—	—
Gain on bargain purchase	(16,349)	(34,995)	(45,331)

Adjusted EBITDA	289,454	180,792	(24,911)

Summary of Dissagregation of Revenue Based on Products
Group revenue disaggregated by product line for the six months ended June 30, 2022:

	Betway € ‘000s (Unaudited)	Spin € ‘000s (Unaudited)	Total € ‘000s (Unaudited))
Online casino 3	119,595	289,220	408,815
Sports betting 3	219,777	400	220,177
Brand licensing 4	25,656	—	25,656
Other 5	647	—	647

Total Group revenue	365,675	289,620	655,295

Group revenues disaggregated by product line for the six months ended June 30, 2021:

	Betway € ‘000s (Unaudited)	Spin € ‘000s (Unaudited)	Total € ‘000s (Unaudited)
Online casino 3	123,630	322,290	445,920
Sports betting 3	184,235	939	185,174
Brand licensing 4	34,635	136	34,771
Other 5	—	1,145	1,145

Total Group revenue	342,500	324,510	667,010

3	Sports betting and online casino revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as derivatives under IFRS 9 ‘Financial Instruments’.
4	Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
5	Other relates to rebates received from external processors.

Group revenue disaggregated by product line for the year ended December 31, 2021:

	Betway	Spin	Total
	€ ‘000s	€ ‘000s	€ ‘000s

Online casino 3	228,801	629,924	858,725
Sports betting 3	385,368	1,814	387,182
Brand licensing 4	71,053	—	71,053
Other 5	2,530	1,168	3,698

Total Group revenue	687,752	632,906	1,320,658

Group revenues disaggregated by product line for the year ended December 31, 2020:

	Betway	Spin	Total
	€ ‘000s	€ ‘000s	€ ‘000s

Online casino 3	172,093	511,311	683,404
Sports betting 3	161,080	293	161,373
Brand licensing 4	61,352	1,890	63,242

Total Group revenue	394,525	513,494	908,019

Group revenues disaggregated by product line for the year ended December 31, 2019:

	Betway	Spin	Total
	€ ‘000s	€ ‘000s	€ ‘000s

Online casino 3	166,894	129,393	296,287
Sports betting 3	136,405	631	137,036
Brand licensing 4	42,717	—	42,717

Total Group revenue	346,016	130,024	476,040

3	Sports betting and online casino revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as derivatives under IFRS 9 ‘Financial Instruments’.
4	Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
5	Other relates to rebates received from external processors and outsource fees from external customers.

Summary of Disaggregation of Revenue Geographically	The Group further analyzed revenue according to the following regions:

	For the six months ended June 30, 2022
	Betway € ‘000s (Unaudited)	Spin € ‘000s (Unaudited)	Total € ‘000s (Unaudited)
Africa and Middle East	126,700	1,996	128,696
Asia-Pacific	105,410	50,620	156,030
Europe	58,708	4,520	63,228
North America	67,679	225,498	293,177
South/Latin America	7,178	6,986	14,164

	365,675	289,620	655,295

	%	%	%
Africa and Middle East	35%	1%	20%
Asia-Pacific	29%	17%	24%
Europe	16%	2%	10%
North America	18%	78%	44%
South/Latin America	2%	2%	2%

	For the six months ended June 30, 2021
	Betway € ‘000s (Unaudited)	Spin € ‘000s (Unaudited)	Total € ‘000s (Unaudited)
Africa and Middle East	87,521	3,269	90,790
Asia-Pacific	111,469	45,436	156,905
Europe	70,014	12,018	82,032
North America	67,246	255,347	322,593
South/Latin America	6,250	8,440	14,690

	342,500	324,510	667,010

	%	%	%
Africa and Middle East	26%	1%	14%
Asia-Pacific	33%	14%	24%
Europe	20%	4%	12%
North America	19%	78%	48%
South/Latin America	2%	3%	2%

The Group further analyzed revenue according to the following regions:

	2021 Betway € ‘000s	2021 Spin € ‘000s	2021 Total € ‘000s
Africa and Middle East	212,027	5,350	217,377
Asia and Pacific	201,887	127,863	329,750
Europe	129,248	19,858	149,106
North America	130,683	462,969	593,652
South/Latin America	13,907	16,866	30,773

	687,752	632,906	1,320,658

	%	%	%

Africa and Middle East	31%	1%	17%
Asia and Pacific	29%	20%	25%
Europe	19%	3%	11%
North America	19%	73%	45%
South/Latin America	2%	3%	2%

	2020 Betway	2020 Spin	2020 Total
	€ ‘000s	€ ‘000s	€ ‘000s
Africa and Middle East	30,220	8,603	38,823
Asia and Pacific	151,351	85,103	236,454
Europe	137,964	56,786	194,750
North America	71,667	348,946	420,613
South/Latin America	3,323	14,056	17,379

	394,525	513,494	908,019

	%	%	%

Africa and Middle East	8%	2%	4%
Asia and Pacific	38%	17%	26%
Europe	35%	11%	21%
North America	18%	68%	47%
South/Latin America	1%	3%	2%

	2019 Betway	2019 Spin	2019 Total
	€ ‘000s	€ ‘000s	€ ‘000s
Africa and Middle East	15,248	3,756	19,004
Asia and Pacific	80,060	26,185	106,245
Europe	202,002	22,105	224,107
North America	47,797	74,273	122,070
South/Latin America	907	3,705	4,612

	346,016	130,024	476,040

	%	%	%

Africa and Middle East	4%	3%	4%
Asia and Pacific	23%	20%	22%
Europe	58%	17%	47%
North America	15%	57%	26%
South/Latin America	0%	3%	1%